Business Combinations (Details) - Schedule of Acquisition	12 Months Ended
Jun. 30, 2022 AUD ($)
Wellteq Acquisition [Member]
Business Combinations (Details) - Schedule of Acquisition [Line Items]
Cash and cash equivalents	$ 422,331
Trade receivables	238,866
Other current assets	109,235
Equipment	104,074
Trade payables and accrued liabilities	(652,240)
Employee benefits	(49,537)
Other provisions	(180,356)
Deferred revenue	(150,016)
Net liabilities acquired	(157,643)
Goodwill	2,602,985
Customer relationships	158,000
Brand	87,000
Acquisition-date fair value of the total consideration transferred	2,690,342
Representing:
Advanced Health Intelligence Ltd shares issued to vendor	1,673,631
Loan between AHI and Wellteq settled on business combination	1,016,711
Total	2,690,342
Vertica Acquisition [Member]
Business Combinations (Details) - Schedule of Acquisition [Line Items]
Cash and cash equivalents	32
Trade receivables	2,616
Trade payables and accrued liabilities	(2,477)
Net assets acquired	171
Goodwill	607,176
In-process R&D Software	374,000
Acquisition-date fair value of the total consideration transferred	981,347
Representing:
Cash paid to vendor	144,419
Advanced Health Intelligence Ltd fully paid ordinary shares issued to vendor	180,000
Deferred cash payable to vendor	656,928
Total	$ 981,347